Marketable Securities and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Marketable Securities and Fair Value Measurements
3. Marketable Securities and Fair Value Measurements
Marketable securities by security type consisted of the following (in thousands):

	SEPTEMBER 30, 2020
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$8,006	$15	$—	$8,021

	$8,006	$15	$—	$8,021

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$44,028	$24	$—	$44,052
U.S. Treasury bills	14,969	6	—	14,975

	$58,997	$30	$—	$59,027

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2020 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$106,997	$—	$—	$106,997
Marketable securities:
U.S. government agency bonds	—	8,021	—	8,021

	$106,997	$8,021	$—	$115,018

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2019 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$37,071	$—	$—	$37,071
Marketable securities:
U.S. government agency bonds	—	44,052	—	44,052
U.S. Treasury bills	—	14,975	—	14,975

	$37,071	$59,027	$—	$96,098

Money market funds were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy. U.S. government agency bonds and U.S. Treasury bills were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 2 measurement within the fair value hierarchy. There were no changes to the valuation methods during the three and nine months ended September 30, 2020 and 2019. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers between Level 1 or Level 2 during the three and nine months ended September 30, 2020 and 2019.

Marketable securities by security type consisted of the following (in thousands):

	DECEMBER 31, 2018
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$13,986	$—	$(1)	$13,985
U.S. Treasury bills	33,361	—	(3)	33,358

	$47,347	$—	$(4)	$47,343

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$44,028	$24	$—	$44,052
U.S. Treasury bills	14,969	6	—	14,975

	$58,997	$30	$—	$59,027

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$56,771	$—	$—	$56,771
U.S. Treasury bills	—	2,799	—	2,799
Marketable securities:
U.S. government agency bonds	—	13,985	—	13,985
U.S. Treasury bills	—	33,358	—	33,358

	$56,771	$50,142	$—	$106,913

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2019 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$37,071	$—	$—	$37,071
Marketable securities:
U.S. government agency bonds	—	44,052	—	44,052
U.S. Treasury bills	—	14,975	—	14,975

	$37,071	$59,027	$—	$96,098

Money market funds were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy. U.S. government agency bonds and U.S. Treasury bills were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 2 measurement within the fair value hierarchy. There were no changes to the valuation methods during the years ended December 31, 2018 and 2019. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers between Level 1 or Level 2 during the years ended December 31, 2018 and 2019.